Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Balance at the beginning of the year	$ 53,183	$ 48,791
Additions related to interest and currency transaction	3,695	405
Additions based on tax positions taken during a prior period	5,925	5,336
Reduction related to tax positions taken during a prior period	(8,660)	(3,746)
Reductions related to settlement of tax matters	(117)	(4,684)
Additions based on tax positions taken during the current period	5,998	8,305
Reduction related to a lapse of applicable statute of limitation	(7,426)	(1,224)
Balance at the end of the year	$ 52,599	$ 53,183